Statements of Cash Flows - HubPages, Inc. [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income (loss)	$ 497,855	$ (20,810)	$ 575,963	$ 135,447
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Amortization of internal-use software	197,625	189,796	403,336	335,437
Depreciation and amortization of fixed assets		16,905
Stock-based compensation expense	18,293	4,942	9,884	7,624
Bad debt expense		4,000	4,000	72,569
Loss on disposal of property and equipment				12,955
(Increase) decrease in -
Accounts receivable	(10,063)	87,131	(545,569)	(160,484)
Prepaid expenses and other current assets	9,245	45,515	25,768	28,081
Increase (decrease) in -
Accounts payable	11,322	(4,627)	(5,487)	3,792
Accrued expenses	13,968	(31,224)	547	(15,087)
Accrued compensation	(241,544)	(81,452)	183,850	87,377
Accrued publisher fees	(2,171)	(36,835)	45,506	85,679
Net cash provided by operating activities	494,530	173,341	697,798	593,390
Cash flows from investing activities:
Acquisition of fixed assets		(4,251)
Internal-use software development costs capitalized and Website development costs	(182,398)	(227,313)	(509,518)	(381,164)
Net cash used in investing activities	(182,398)	(231,564)	(509,518)	(381,164)
Cash flows from financing activities:
Exercise of common stock options	2,520
Repurchase of preferred stock			(200,000)
Net cash provided by financing activities	2,520		(200,000)
Cash: Net increase (decrease)	314,652	(58,223)	(11,720)	212,226
Cash: Balance at beginning of period	981,173	992,893	992,893	780,667
Cash: Balance at end of period	1,295,825	934,670	$ 981,173	$ 992,893
Supplemental disclosures of cash flow information:
Cash paid for - Interest
Cash paid for - Income taxes